Consolidated Balance Sheets (Parenthetical) - Blockchain Training Alliance, Inc. [Member] - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ .0001	$ .0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	6,000,000	6,000,000
Common stock, shares outstanding	6,000,000	6,000,000